Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Details
Cash and Cash Equivalents	$ 56,499,440	$ 41,517,031
Restricted Cash	5,750,359	7,996,332
Total Cash, Cash Equivalents and Restricted Cash	$ 62,249,799	$ 49,513,363